Offerings	Sep. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilutionresulting from stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001, registered on behalf of certain selling shareholders
Amount Registered | shares	16,288,778
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 65,155,112.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,997.92
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilutionresulting from stock splits, stock dividends or similar transactions.

Represents 16,288,778 Class A Ordinary Shares held by selling shareholders.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a).
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 1.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting fromstock splits, stock dividends or similar transactions.